Application of New and Revised International Financial Reporting Standards (IFRS)	12 Months Ended
Dec. 31, 2020
Application Of New And Revised International Financial Reporting Standards [Abstract]
APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS ("IFRS")
3.	APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS (“IFRS”)

For the year ended December 31, 2020 the Company has consistently adopted all the new and revised standards, amendments and interpretations (collectively IFRSs) issued by the International Accounting Standards Board (“IASB”) and the IFRS Interpretations Committee (formerly known as “International Financial Reporting Interpretations Committee” (“IFRIC”)) of the IASB that are effective for financial year beginning on January 1, 2019 in the preparation of the consolidated financial statements throughout the year.

For the year ended December 31, 2020, the following new and revised standards, amendments or interpretations that have become effective during the reporting period.

Amendments to IFRS 3 Business combinations

Amendments to IAS 1 Presentation of financial statements

Amendments to IAS 8 Accounting policies, changes in accounting estimates and errors

Amendment to IFRS 9 Financial Instruments

Amendment to IAS 39 Financial Instruments: Recognition and Measurement

Amendment to IFRS 17 Insurance Contracts

IFRS 16 (amendments) COVID-19 related rent concessions

The adoption of the above new and revised standards had no significant financial effect on these financial statements.

The following new standards and amendments to standards have not come into effect for the financial year beginning January 1, 2020, and have not been early adopted by the Company in preparing these consolidated financial statements. None of these new standards and amendments to standards is expected to have a significant effect on the consolidated financial statements of the Company.

Amendments to IAS 28 and IFRS 10 Sale or contribution of assets between an investor and its associate or joint venture

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform—phase 2

IAS 16 (amendments) Property, plant and equipment: Proceeds before intended use

IAS 37 (amendments) Onerous contract—cost of fulfilling a contract

Amendments to IFRS Annual Improvements to IFRS Standards 2018-2020 Cycle

IAS 1 (amendments) Classification of Liabilities as current and non-current

IFRS 17 Insurance contracts

Amendments to IAS 1 and IFRS Practice Statement 2 Disclosure of Accounting Policies

Amendments to IAS 8 Definition of Accounting Estimates